Credit Risk - Disclosure of Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,131)	£ (11,634)
Netting	(535)	(1,017)
Net exposure	312,830	319,319
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(220,000)	(214,900)
Netting	0	(400)
Net exposure	96,700	106,800
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	46,600	50,500
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	6,000	5,900
On-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	285,100	284,500
On-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	286,000	285,400
On-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
On-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	46,600	50,500
On-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	46,600	50,500
On-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,000	5,900
On-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,000	5,900
On-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,700	37,700
Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,800	37,700
Off-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	0
Off-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(220,000)	(214,900)
Netting	0	(400)
Net exposure	44,100	50,400
Financial assets at amortised cost | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(212,700)	(202,700)
Netting	0	0
Net exposure	42,400	48,000
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(191,400)	(181,200)
Netting	0	0
Net exposure	4,600	12,600
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(16,500)	(16,800)
Netting	0	0
Net exposure	11,500	9,700
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	900	700
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Other unsecured
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	21,100	22,500
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	4,200	3,100
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(4,800)	(4,700)
Netting	0	0
Net exposure	100	(600)
Financial assets at amortised cost | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	1,500	1,800
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements - non trading
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(7,300)	(12,200)
Netting	0	(400)
Net exposure	0	100
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	200	500
Financial assets at amortised cost | On-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	232,500	228,100
Financial assets at amortised cost | On-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	233,400	229,000
Financial assets at amortised cost | On-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	223,900	213,500
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	188,000	177,800
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,800	18,900
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	700
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,500	9,200
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,200	3,100
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	224,800	214,400
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	188,300	178,000
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,100	19,300
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	700
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,700	9,400
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,200	3,100
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	200
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	400
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	200
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,500	3,800
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,600	3,900
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100	100
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,100	1,400
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,100	1,400
Financial assets at amortised cost | On-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | On-balance sheet | Credit risk | Reverse repurchase agreements - non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,300	12,700
Financial assets at amortised cost | On-balance sheet | Credit risk | Reverse repurchase agreements - non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,300	12,700
Financial assets at amortised cost | On-balance sheet | Credit risk | Reverse repurchase agreements - non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | On-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	500
Financial assets at amortised cost | On-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	500
Financial assets at amortised cost | On-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,700	37,700
Financial assets at amortised cost | Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,800	37,700
Financial assets at amortised cost | Off-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,300	37,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,000	16,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,300	7,700
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,600	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,400	37,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,000	16,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,300	7,700
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,700	13,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Other unsecured
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements - non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements - non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements - non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	0	0
Loans and advances to customers | On-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | On-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | On-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	6,000	5,900
Debt securities | On-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,000	5,900
Debt securities | On-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,000	5,900
Debt securities | On-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0